FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash flow hedge	$ 268	$ 8	$ 466
Net investment hedge	179	(41)	34
Cash flow hedges | Fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	130
Cash flow hedges | Elected for hedge accounting
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets		312
Net investment hedges | Elected for hedge accounting
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	74
Derivative financial assets		3
Settlements, fair value measurement, liabilities	$ 96		$ 4
Settlements, fair value measurement, assets		$ 11